PRESIDENT'S LETTER

Dear Oberweis Funds Shareholder:

As we know, the first half of 2002 was a very difficult time for most investors. The S&P 500 declined by 13.16% and the NAS-DAQ Composite declined by 24.84%, bringing its loss to over 70% since its 2000 peak, one of the largest losses ever for a major stock market index. While such a loss is frightening, we must remember that it was from an exceptionally inflated level. Investors lost sight of reasonable PE ratios as they grew ever more excited about the possibilities of new technologies, especially the Internet. Even though prices have dropped sharply, large-cap stocks are not yet cheap on a PE basis, though they are now in a reasonable range. Small-cap stocks are more attractive in our opinion.

During the first six months of 2002, the Russell 2000 Growth Index declined by 17.35%. The Emerging Growth Portfolio and the Micro-Cap Portfolio declined also, though not as much. After gains last year, also a very difficult year, they lost 8.71% (Micro) and 15.64% (Emerging Growth) this year. The Mid-Cap Portfolio lost 23.82% during the first half, compared to a 19.70% loss for the Russell 2000 Midcap Growth Index.

While it is true that the recent (2000-2002) stock market bust followed a period of wide spread stock market participation and confidence, it is also true that we are experiencing very favorable interest rates (and thus cost of capital), very favorable mortgage rates, and very moderate inflation. When corporate profits again show substantial growth, stock prices should begin to rise along with earnings. We believe that investors will again begin to differentiate between companies with rapidly growing revenues and earnings and companies with less favorable growth opportunities. The former are likely to do much better in the market than the latter. However, the new leaders in a new bull market will not necessarily be the same stocks that led the last stock market. Two years ago many investors believed that they could obtain 20% returns by simply investing in Cisco, Amazon.com, and Microsoft. Such beliefs have certainly been deflated over the last two years. Those investors willing to assume the risk of investing in the stock market are relearning basic truths like the value of diversification and importance of earnings. We continue to believe that investing in a diversified portfolio of rapidly growing companies offers long-term investors the opportunity to achieve above average stock market returns over a 10 or 20 year period of time.

The companies in each portfolio have average growth rates in excess of 40%, even in this difficult economic environment, yet average PE ratios are only 17 times next year's estimated earnings for the Micro-Cap Portfolio and only 20 times for the Emerging Growth and Mid-Cap Portfolios. In our opinion, such low PE to growth rate numbers suggest the possibility of above average performance for these funds. The weighted average market caps for Micro-Cap, Emerging Growth and Mid-Cap, respectively, as of June 30 were approximately $150 million, $600 million, and $2.2 billion compared to almost $700 million for the Russell 2000 Growth Index and $5 billion for the Russell Midcap Growth Index.

Portfolio shares are available through both our custodian bank and our distributor, Oberweis Securities, as well as through many mutual fund "supermarkets" without any transaction fees (though Mid-Cap and Micro-Cap have a 0.25% redemption charge which benefits the remaining fund shareholders, not the distributor). If you have any questions about the Portfolio's investment policies, please feel free to call me or either of our two other portfolio managers, Jim Oberweis, Jr. or Martin Yokosawa. We're normally available from 7:30 AM until 6:00 PM Central time and from 9:30 until noon on Saturday at 800-323-6166 or 630-801-6000 in the Chicago area. Please visit our website at www.ober-weis.net.

Sincerely,


/s/ James D. Oberweis                              /s/ James W. Oberweis
----------------------------                       -----------------------------
James D. Oberweis                                  James W. Oberweis
President                                          Senior Vice President
Portfolio Manager                                  Portfolio Manager

                          Average Annual Total Returns
                                  as of 6/30/02

                  One                      Five                  Ten Years /
Fund              Year                     Years               Since Inception
--------------------------------------------------------------------------------
OBEGX              -22.49%                 +0.99%                 +9.83%
OBMCX               -5.55%                 +6.41%                 +9.11%*
OBMDX              -38.80%                 +2.57%                 +2.94%*

*Since inception returns are from commencement of operations on 1/1/96 for the Micro-Cap Portfolio, and 9/15/96 for the Mid-Cap Portfolio. Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Fund invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

                       OBERWEIS EMERGING GROWTH PORTFOLIO
                            Portfolio of Investments
                       June 30, 2002 (value in thousands)

Shares           Company (Closing Price)                                 Value
--------------------------------------------------------------------------------

              COMMON STOCKS - 101.8%
              Beverages - 2.1%
 80,000(a)    Central European Distribution Corp. RS
              @ 16.420                                               $   1,314
                                                                     ---------

              Chemicals - Basic - 0.9%
 40,000       Symyx Technologies @ 13.920                                  557
                                                                     ---------

              Commercial Service - Healthcare -1.5%
 20,000       Pediatrix Medical Group, Inc. @ 25.000                       500
 52,000       The TriZetto Group, Inc. @ 8.550                             444
                                                                     ---------
                                                                           944
                                                                     ---------

              Commercial Service - Misc. - 1.3%
 40,000       RMH Teleservices, Inc. @ 6.870                               275
 20,000       StarTek, Inc. @ 26.740                                       535
                                                                     ---------
                                                                           810
                                                                     ---------

              Commercial Service - Security - 1.1%
 30,000       InVision Technologies, Inc. @ 24.030                         721
                                                                     ---------

              Commercial Service - Staffing - 2.8%
 30,000       Cross Country, Inc. @ 37.800                               1,134
 22,500       Right Management Consultants, Inc.
              @ 37.800                                                     592
                                                                     ---------
                                                                         1,726
                                                                     ---------

              Computer - Integrated Systems - 1.5%
100,000       Merge Technologies, Inc. @ 6.849                             685
 30,000       NYFIX, Inc. @ 8.500                                          255
                                                                     ---------
                                                                           940
                                                                     ---------

              Computer - Networking - 1.4%
 40,000       Echelon Corp. @ 12.880                                       515
 10,000       Qlogic Corp. @ 38.100                                        381
                                                                     ---------
                                                                           896
                                                                     ---------
              Computer - Peripheral Equipment - 2.2%
120,000(b)    Neoware Systems, Inc. RS @ 11.340                          1,361
                                                                     ---------

              Computer - Services - 1.9%
 50,000       PEC Solutions, Inc. @ 23.920                               1,196
                                                                     ---------

              Computer Software - Desktop - 2.4%
200,000       ScanSoft, Inc. @ 7.590                                     1,518
                                                                     ---------

              Computer Software - Education - 1.2%
 30,000       Riverdeep Group @ 15.560                                     467
 40,000       SkillSoft Corp. @ 7.850                                      314
                                                                     ---------
                                                                           781
                                                                     ---------

              Computer Software - Enterprise - 3.5%
 41,800       OPNET Technologies, Inc. @ 8.960                             374
 30,000       Precise Software Solutions Ltd. @ 9.550                      286
 30,000       TTI Team Telecom @ 16.010                                    480
 60,000       Verisity, Inc. @ 17.340                                    1,040
                                                                     ---------
                                                                         2,180
                                                                     ---------

              Computer Software - Finance - 1.5%
 30,000       Digital Insight Corp. @ 16.450                         $     494
 20,000       Intercept Group, Inc. @ 20.720                               414
                                                                     ---------
                                                                           908
                                                                     ---------

              Computer Software - Medical - 4.5%
 87,000       eResearch Technology, Inc. @ 25.320                        2,203
100,000        Quovadx, Inc. @ 6.280                                       628
                                                                     ---------
                                                                         2,831
                                                                     ---------

              Electronics - Components / -
              Semiconductors - 5.4%

 60,000       ESS Technology, Inc. @ 17.540                              1,052
 50,000       02Micro International, Ltd. @ 10.350                         518
 60,000       Virage Logic Corp. @ 13.020                                  781
 45,000       Zoran Corp. @ 15.490                                       1,031
                                                                     ---------
                                                                         3,382
                                                                     ---------

              Energy - 0.9%
 30,000       AstroPower, Inc. @ 19.640                                    589
                                                                     ---------

              Internet - E Commerce - 1.3%
 12,246       FTD.COM, Inc. @ 12.870                                       158
 50,000       Neoforma Systems, Inc. @ 12.990                              649
                                                                     ---------
                                                                           807
                                                                     ---------

              Internet - ISP / Content - 1.2%
 50,000       Alloy, Inc. @ 14.440                                         722
                                                                     ---------

              Internet - Security - 2.4%
 80,000       Digital River, Inc. @ 9.190                                  735
 50,000       WebEx Communications, Inc. @ 15.900                          795
                                                                     ---------
                                                                         1,530
                                                                     ---------

              Internet - Software - 1.2%
 30,000       Websense, Inc. @ 25.570                                      767
                                                                     ---------

              Medical / Dental Services - 8.8%

100,000       Advanced PCS, Inc. @ 23.940                                2,394
 30,000       American Healthways, Inc. @ 17.800                           534
 10,000       DIANON Systems, Inc. @ 53.420                                534
 15,000       ICON Plc @ 28.500                                            427
 30,000       LabOne, Inc. @ 26.400                                        792
 49,900       SFBC International, Inc. @ 16.771                            837
                                                                     ---------
                                                                         5,518
                                                                     ---------

              Medical / Dental Supplies - 1.3%
 30,000       Ocular Sciences, Inc. @ 26.500                               795
                                                                     ---------

              Medical / Ethical Drugs - 4.6%
 80,000       Axcan Pharma, Inc. @ 14.940                                1,195
100,000       Bradley Pharmaceuticals, Inc. @ 13.300                     1,330
 15,000       CIMA Labs, Inc. @ 24.120                                     362
                                                                     ---------
                                                                         2,887
                                                                     ---------

See notes to Portfolio of Investments.

                       OBERWEIS EMERGING GROWTH PORTFOLIO

                       Portfolio of Investments (cont'd.)

Shares         Company (Closing Price)                                  Value
--------------------------------------------------------------------------------

               Medical - Generic Drugs - 6.0%
 *30,000**     D&K Healthcare Resources, Inc. @ 35.260             $    1,058
  40,000       Eon Labs, Inc. @ 17.960                                    719
  80,000       SICOR, Inc. @ 18.540                                     1,483
  20,000       Taro Pharmaceutical Industries Ltd.
               @ 24.520                                                   490
                                                                   ----------
                                                                        3,750
                                                                   ----------

               Medical - Nursing Homes /
               Outpatient Care - 3.8%
  40,000       Dynacq International, Inc. @ 14.090                        564
  20,000       Odyssey Healthcare, Inc. @ 35.999                          720
  40,000       Sunrise Assisted Living, Inc. @ 26.800                   1,072
                                                                   ----------
                                                                        2,356
                                                                   ----------

               Medical - Products - 2.9%
  40,000       Cholestech Corp. @ 10.550                                  422
  30,000       Closure Medical Corp. @ 14.000                             420
  37,000       Wilson Greatbatch Technologies, Inc.
               @ 3.600                                                    943
                                                                   ----------
                                                                        1,785
                                                                   ----------

               Metal Ores - Gold / Silver - 0.7%
  30,000       Royal Gold, Inc. @ 13.660                                  410
                                                                   ----------

               Oil & Gas - U.S. Exploration &
               Production - 1.7%
  65,300       PetroQuest Energy, Inc. @ 5.570                            364
  30,000       Prima Energy Corp. @ 22.790                                684
                                                                   ----------
                                                                        1,048
                                                                   ----------

               Pollution Control - Services - 1.0%
  20,000       Waste Connections, Inc. @ 31.240                           625
                                                                   ----------

               Retail - Apparel - 9.6%
*120,000       Chico's FAS, Inc. @ 36.320                               4,358
  20,000       Christopher & Banks Corp. @ 42.300                         846
  20,000       PriceSmart, Inc. @ 38.550                                  771
                                                                   ----------
                                                                        5,975
                                                                   ----------

               Retail - Restaurants - 6.9%
  26,500       P.F. Chang's China Bistro @ 31.420                         833
*100,000       Panera Bread Company @ 34.750                            3,475
                                                                   ----------
                                                                        4,308
                                                                   ----------

               Retail / Wholesale - Computer - 3.9%
  40,000       ScanSource, Inc. @ 61.410                                2,456
                                                                   ----------

               Telecommunications - Cellular - 1.2%
  30,000       Vimpel Communications @ 25.460                             764
                                                                   ----------

               Telecommunications - Equipment - 4.1%
  40,000       Catapult Communications Corp. @ 21.871                     875
  60,000       ECtel Ltd. @ 11.600                                        696
  25,000       Wavecom SA @ 40.800                                      1,020
                                                                   ----------
                                                                        2,591
                                                                   ----------

              Telecommunications - Services - 3.1%
  33,000      Intrado, Inc. @ 19.360                               $      639
  15,000      Metro One Telecommunications @ 13.960                       209
  20,000      Shenandoah Telecommunications Company
              @ 19.360                                                  1,074
                                                                   ----------
                                                                        1,922
                                                                   ----------

              Total Common Stocks
              (Cost: $55,959,000)                                  $   63,670
                                                                   ----------

              Total Investments - 101.8%
              (Cost: $55,959,000)                                  $   63,670
                                                                   ----------

Contracts                                                              Value
--------------------------------------------------------------------------------

              COVERED CALL OPTIONS - (0.0%)
     100      Chico's FAS, Inc., July 2002 $45                             --
     100      D & K Healthcare Resources, July 2002 $40                    (4)
     200      Panera Bread Company, August 2002 $42.50                     (3)
                                                                   ----------
              Total Covered Call Options
              (Premiums received: $27,000)                                 (7)

              Other Liabilities less Assets (1.8%)                     (1,129)
                                                                   ----------

              NET ASSETS - 100%                                    $   62,534
                                                                   ==========

Notes to Portfolio of Investments
--------------------------------------------------------------------------------
* All or a portion of these stocks were held in escrow at June 30, 2002 to cover call options written. The aggregate market value was $1,411,000.

** Income producing security during the period ended June 30, 2002.

Based on the cost of investments of $55,959,000 for federal income tax purposes at June 30, 2002, the aggregate gross unrealized appreciation was $16,456,000, the aggregate gross unrealized depreciation was $8,725,000 and the net unrealized appreciation of investments was $7,731,000.

(a) The following security is subject to legal or contractual restrictions on sale. The aggregate value of the restricted security was $1,314,000 at June 30, 2002.

(b) The following security is subject to legal or contractual restrictions on sale. The aggregate value of the restricted security was $1,361,000 at June 30, 2002.

                          OBERWEIS MICRO-CAP PORTFOLIO

                            Portfolio of Investments
                       June 30, 2002 (value in thousands)

  Shares         Company (Closing Price)                           Value
---------------------------------------------------------------------------
             COMMON STOCKS - 98.5%
             Aerospace/Defense Equipment - 0.2%
  12,500     LMI Aerospace, Inc. @ 4.240                         $      53
                                                                 ---------

             Auto/Truck - 0.5%
  10,000     Noble International, Ltd. @ 10.660                        107
                                                                 ---------
             Beverages - 5.4%
  60,000     Central European Distribution
             Corp. @ 16.420                                            985
  40,000     Vermont Pure Holdings, Ltd. @ 4.200                       168
                                                                 ---------
                                                                     1,153
                                                                 ---------
             Chemicals - Specialty - 1.4%
  13,000     Balchem @ 23.250                                          302
                                                                 ---------
             Commercial Services - Misc. - 5.2%
  40,000     Factual Data Corp. @ 11.400                               456
  50,000     U.S. Laboratories, Inc. @ 13.000                          650
                                                                 ---------
                                                                     1,106
                                                                 ---------
             Commercial Services - Printing - 0.4%
  29,300     On-Site Sourcing, Inc. @ 2.900                             85
                                                                 ---------
             Commercial Services - Security - 1.0%
  17,000     Taser International, Inc. @ 12.000                        204
                                                                 ---------
             Computer - Graphics - 0.7%
  20,000     Sonic Solutions @ 7.949                                   159
                                                                 ---------
             Computer - Integrated Systems - 1.3%
  40,000     Merge Technologies, Inc. @ 6.849                          274
                                                                 ---------
             Computer - Manufacturers - 0.4%
  30,000     SteelCloud, Inc. @ 2.569                                   77
                                                                 ---------
             Computer - Optical Recognition - 0.1%
  17,700     Mitek Systems, Inc. @ 1.299                                23
                                                                 ---------
             Computer - Peripheral Equipment - 4.2%
  80,000     Neoware Systems, Inc. @ 11.340                            907
                                                                 ---------
             Computer Software - Enterprise - 6.6%
  20,000     Ansoft Corp. @ 5.880                                      118
  11,700     Firstwave Technologies, Inc. @ 11.500                     134
  50,000     HPL Technologies, Inc. @ 15.060                           753
  25,000     PDF Solutions, Inc. @ 7.310                               183
  20,000     Retalix Ltd. @ 11.000                                     220
                                                                 ---------
                                                                     1,408
                                                                 ---------
             Computer Software - Medical - 5.5%
  30,000     Tripos, Inc. @ 21.800                                     654
  80,000     Vital Images, Inc. @ 6.500                                520
                                                                 ---------
                                                                     1,174
                                                                 ---------
             Consumer Products - Misc. - 0.5%
  20,000     CTI Industries, Corp. @ 5.640                             113
                                                                 ---------
             Electrical - Misc. Components - 1.2%
  10,000     Global Payment Technologies, Inc. @ 5.950                  60
  27,750     Waters Instruments, Inc. @ 6.900                          191
                                                                 ---------
                                                                       251
                                                                 ---------
             Energy - 0.4%
  45,200     U.S. Energy Systems, Inc. @ 1.749                          79
                                                                 ---------
             Finance - Mortgage - 1.6%
 *10,000     New Century Financial Corp. @ 34.970                      350
                                                                 ---------
             Insurance - Property/Casualty - 1.1%
**27,000     American Safety Insurance Group, Ltd. @ 8.790             237
                                                                 ---------
             Internet - Content - 1.4%
  49,000     eUniverse, Inc. @ 6.150                                   301
                                                                 ---------
             Internet - E Commerce - 2.6%
 300,000     E-LOAN, Inc. @ 1.100                                      330
  20,000     NetBank, Inc. @ 11.650                                    233
                                                                 ---------
                                                                       563
                                                                 ---------
             Internet - ISP - 7.7%
 100,000     j2 Global Communications, Inc. @ 16.430                 1,643
                                                                 ---------
             Internet - Network Security - 0.7%
 140,000     InfoNow Corp. @ 1.100                                     154
                                                                 ---------
             Leisure - Services - 0.8%
  20,000     Precis, Inc. @ 9.050                                      181
                                                                 ---------
             Medical - Biomed/Genetics - 1.0%
  60,000     Advanced Magnetics, Inc. @ 3.750                          225
                                                                 ---------
             Medical/Dental Services - 8.4%
  10,000     Air Methods Corp. @ 9.020                                  90
  42,565     Bioanalytical System, Inc. @ 5.150                        219
  30,000     Kendle International, Inc. @ 13.600                       408
  50,000     MIM Corp. @ 12.090                                        604
  50,000     National Medical Health Card Systems @ 9.470              474
                                                                 ---------
                                                                     1,795
                                                                 ---------
             Medical - Dental/Supplies - 2.1%
  15,000     Advanced Neuromodulation Systems @ 5.150                  458
                                                                 ---------
             Medical - Ethical Drugs - 5.0%
  80,000     Bradley Pharmaceuticals, Inc. @ 13.300                  1,064
                                                                 ---------

See notes to Portfolio of Investments.

                          OBERWEIS MICRO-CAP PORTFOLIO

                       Portfolio of Investments (cont'd.)

Shares       Company (Closing Price)                                  Value
------------------------------------------------------------------------------
             Medical - Generic Drugs - 1.2%
 25,000      Lannett Company, Inc. @ 10.200                         $    255
                                                                    ----------

             Medical - Instruments - 8.2%
 80,000      BioLase Technology, Inc. @ 5.100                            408
 43,100      Elbit Medical Imaging Ltd. @ 5.880                          253
 44,100      Harvard Bioscience, Inc. @ 5.590                            247
 30,000      HealthTronics Surgical Services, Inc.
             @ 17.490                                                    525
120,000      Vasomedical, Inc. @ 2.650                                   318
                                                                    ----------
                                                                       1,751
                                                                    ----------
             Medical - Outpatient/Home Care - 2.6%
 30,000      Allied Healthcare International, Inc. @ 5.830               175
 24,200      Almost Family, Inc. @ 11.620                                281
    674      Curative Health Services, Inc. @ 16.780                      11
 19,900      Ramsay Youth Services, Inc. @ 4.500                          90
                                                                    ----------
                                                                         557
                                                                    ----------
             Medical - Products - 4.2%
 60,000      Chad Therapeutics, Inc. @ 2.650                             159
 32,000      Encore Medical @ 3.250                                      104
 27,500      Possis Medical, Inc. @ 12.349                               339
 40,000      Synovis Life Technologies, Inc. @ 7.495                     300
                                                                    ----------
                                                                         902
                                                                    ----------

             Medical - Wholesale Drugs - 0.9%
 78,000      DrugMax, Inc. @ 2.350                                       183
                                                                    ----------

             Paper & Paper Products - 0.0%
  4,000      Impreso, Inc. @ 2.100                                         8
                                                                    ----------

             Pollution Control - Equipment - 1.6%
 20,000      Peerless Manufacturing Company @ 16.998                     340
                                                                    ----------

             Pollution Control - Services - 1.9%
 19,500      TRC Companies, Inc. @ 20.550                                401
                                                                    ----------
             Restaurants - 6.6%
 40,000      Chicago Pizza & Brewery, Inc. @ 9.980                       399
 68,000      Famous Dave's of America, Inc. @ 7.850                      534
 30,000      Total Entertainment Restaurant Corp. @ 16.260               488
                                                                    ----------
                                                                       1,421
                                                                    ----------
             Retail - Drug Stores - 0.3%
 30,000      Nyer Medical Group, Inc. @ 1.980                             60
                                                                    ----------

             Retail - Misc. - 2.0%
 30,000      Gaiam, Inc. @ 14.640                                        439
                                                                    ----------
             Retail - Wholesale Building Products - 0.3%
 25,000      Eagle Supply Group, Inc. @ 2.720                             68
                                                                    ----------

             Telecommunications - Equipment - 1.0%
 25,000      NumereX Corp. @ 8.950                                       224
                                                                    ----------

             Transportation - Services - 0.3%
  8,400      C 2, Inc. @ 7.300                                            61
                                                                    ----------

             Total Common Stocks
             (Cost: $ 18,329,000)                                   $ 21,116
                                                                    ----------

             Total Investments - 98.5%
             (Cost: $18,329,000 )                                   $ 21,116
                                                                    ----------

Contracts                                                             Value
------------------------------------------------------------------------------
             COVERED CALL OPTIONS - (0.1%)
    100      New Century Financial Corp.,  July $35                 $    (20)
                                                                    ----------
             Total Covered Call Options
             (Premiums received : $6,000)                                (20)

             Other Assets less Liabilities - 1.6%                        350
                                                                    ----------

             NET ASSETS - 100%                                      $ 21,446
                                                                    ==========

Notes to Portfolio of Investments

* All or a portion of these stocks were held in escrow at June 30, 2002 to cover call options written. The aggregate market value was $350,000.

** Income producing security during the period ended June 30, 2002.

   Based on the cost of investments of $18,329,000 for federal income tax purposes at June 30, 2002, the aggregate gross unrealized appreciation was $5,556,000, the aggregate gross unrealized depreciation was $2,783,000 and the net unrealized appreciation of investments was $2,773,000.

                           OBERWEIS MID-CAP PORTFOLIO

                            Portfolio of Investments
                       June 30, 2002 (value in thousands)

Shares       Company (Closing Price)                                     Value
--------------------------------------------------------------------------------
             COMMON STOCKS - 95.6%
             Building - Residential /
             Commercial - 1.3%
*3,000       Centex Corp. @ 57.790                                    $    173
                                                                      --------

             Commercial Services - Misc. - 1.4%
 4,500       Copart, Inc. @ 16.230                                          73
                                                                      --------

             Commercial Services - Schools - 4.4%
 5,000       Career Education Corp. @ 45.000                               225
                                                                      --------

             Computer Graphics - 0.7%
 2,000       NVIDIA Corp. @ 17.180                                          34
                                                                      --------

             Computer Memory Devices - 3.4%
 7,000       Advanced PCS @ 23.940                                         168
                                                                      --------

             Computer - Services - 6.5%
 2,000       Affiliated Computer Services, Inc.
             @ 47.480                                                       95
 2,000       Cognizant Technology
             Solutions Corp. @ 53.750                                      107
 5,000       SunGard Data Systems, Inc. @ 26.480                           132
                                                                      --------
                                                                           334
                                                                      --------
             Computer Software - Enterprise - 2.2%
 5,000       NetIQ Corp. @ 22.630                                          113
                                                                      --------

             Computer Software - Security - 1.7%
 6,000       McAfee.com Corp. @ 14.640                                      88
                                                                      --------

             Electronics - Components /
             Semiconductors - 3.2%
 2,000       Genesis Microchip, Inc. @ 8.060                                16
 4,000       Marvell Technology Group Ltd. @ 19.890                         80
 8,000       Pixelworks, Inc. @ 8.390                                       67
                                                                      --------
                                                                           163
                                                                      --------

             Electronics - Military Systems - 4.2%
 4,000       L-3 Communications Holdings, Inc.
             @ 54.000                                                      216
                                                                      --------

             Finance - Consumer / Commercial - 3.8%
 4,000       AmeriCredit Corp. @ 28.050                                    112
*1,000       Student Loan Corp. @ 82.840                                    83
                                                                      --------
                                                                           195
                                                                      --------
             Financial Services - Misc. - 1.3%
*2,000       Investors Financial Services Corp.
             @ 33.540                                                       67
                                                                      --------

             Insurance - Brokers - 1.8%
*3,000       Brown & Brown, Inc. @ 31.500                                   95
                                                                      --------

             Internet - E Commerce - 5.5%
 2,500       Expedia, Inc. @ 59.290                                        148
 4,000       FreeMarkets, Inc. @ 14.130                                     57
 2,666       University of Phoenix Online @ 29.620                          79
                                                                      --------
                                                                           284
                                                                      --------

             Internet - ISP / Content - 3.9%
 8,000       Overture Services, Inc. @ 24.980                              200
                                                                      --------

             Internet - Software - 2.4%
 5,000       Retek, Inc. @ 24.300                                          121
                                                                      --------

             Medical - Biomed / Genetics - 4.3%
 1,200       Cephalon, Inc. @ 45.200                                        54
 2,000       Enzon, Inc. @ 24.610                                           49
                                                                      --------
                                                                           103
                                                                      --------
             Medical - Dental Services - 7.8%
 6,000       Albany Molecular Research @ 21.140                            127
10,000       Caremark Rx, Inc. @ 16.500                                    165
 4,000       Pharmaceutical Product
             Development @ 26.340                                          105
                                                                      --------
                                                                           397
                                                                      --------
             Medical - Ethical Drugs - 3.8%
10,000       Dr. Reddy's Laboratories Ltd. @ 19.400                        194
                                                                      --------

             Medical - Generic Drugs - 5.9%
 2,000       Barr Laboratories, Inc. @ 63.530                              127
 6,000       Biovail Corp. International @ 28.960                          174
                                                                      --------
                                                                           301
                                                                      --------
             Medical - Products - 4.9%
 5,000       Charles River Labs International, Inc.
             @ 35.050                                                      175
 6,000       Cytyc Corp. @ 7.620                                            46
 1,000       ResMed, Inc. @ 29.400                                          29
                                                                      --------
                                                                           250
                                                                      --------
             Metal Fabrication - 3.0%
 5,000       Shaw Group, Inc. @ 30.700                                     154
                                                                      --------

             Retail - Apparel / Shoe - 8.0%
 3,000       Aeropostale, Inc. @ 27.370                                     82
 9,000       Chico's FAS, Inc. @ 36.320                                    327
                                                                      --------
                                                                           409
                                                                      --------
             Retail - Restaurants - 4.6%
 7,500       Sonic Corp. @ 31.410                                          236
                                                                      --------

             Retail - Wholesale / Food - 1.3%
 2,000       Performance Food Group Company
             @ 33.860                                                      68
                                                                      --------

See notes to Portfolio of Investments.

                           OBERWEIS MID-CAP PORTFOLIO

                       Portfolio of Investments (cont'd.)

Shares       Company (Closing Price)                              Value
----------------------------------------------------------------------------
             Telecommunications - Cellular - 3.0%
6,000        Vimpel Communications @ 25.460                     $    153
                                                                ------------

             Telecommunications - Equipment - 1.3%
3,300        UTStarcom, Inc. @ 20.170                                 67
                                                                ------------

             Total Common Stocks
             (Cost: $5,323,000)                                 $  4,881
                                                                ------------

             WARRANTS - (0.3%)
             Internet - E Commerce - 0.3%
  480        Expedia, Inc. @ 29.000                             $     14
                                                                ------------
             Total Warrants
             (Cost : $9,000)                                          14
                                                                ------------

             Total Investments - 95.9%
             (Cost: $5,332,000)                                    4,895
                                                                ------------
             Other Assets less Liabilities - 4.1%                    212
                                                                ------------

             NET ASSETS - 100%                                  $  5,107
                                                                ============

Notes to Portfolio of Investments

 * Income producing security during the period ended June 30, 2002.

   Based on the cost of investments of $5,332,000 for federal income tax purposes at June 30, 2002, the aggregate gross unrealized appreciation was $683,000, the aggregate gross unrealized depreciation was $1,120,000 and the net unrealized appreciation of investments was $437,000.

                               THE OBERWEIS FUNDS

                       Statement of Assets and Liabilities
             June 30, 2002 (in thousands, except pricing of shares)

                                                                Emerging Growth   Micro-Cap        Mid-Cap
                                                                   Portfolio      Portfolio       Portfolio
------------------------------------------------------------------------------------------------------------
Assets:
     Investment securities at value                               $ 63,670        $ 21,116       $  4,895
        (Cost: $55,959, $18,329 and $5,332, respectively)
     Cash                                                               --             135             20
     Receivable from fund shares sold                                    2             127              1
     Receivable from securities sold                                   344             340            204
     Dividends and interest receivable                                  --               1             --
     Prepaid Expenses                                                   16               8              5
                                                                  --------        --------       --------
        Total Assets                                                64,032          21,727          5,125
                                                                  --------        --------       --------

Liabilities:
     Due from custodian bank                                           544              --             --
     Options written at value
     (Premiums received: $27, $6 and $0, respectively)                   7              20             --
     Payable for fund shares redeemed                                  461               5              2
     Payable for securities purchased                                  350             202             --
     Payable to advisor                                                 44              24              3
     Payable to distributor                                             13               4              1
     Accrued expenses                                                   79              26             12
                                                                  --------        --------       --------
        Total Liabilities                                            1,498             281             18
                                                                  --------        --------       --------
Net Assets                                                        $ 62,534        $ 21,446       $  5,107
                                                                  ========        ========       ========
Analysis of net assets:
     Aggregate paid in capital                                    $ 59,534        $ 17,110       $  8,378
     Accumulated net realized gain (loss) on investments            (4,731)          1,563         (2,834)
     Net unrealized appreciation (depreciation) of investments       7,731           2,773           (437)
                                                                  --------        --------       --------
        Net Assets                                                $ 62,534        $ 21,446       $  5,107
                                                                  ========        ========       ========
The Pricing of Shares:
     Net asset value and offering price per share
Emerging Growth Portfolio:
     ($62,533,522 divided by 3,481,629 shares outstanding)        $  17.96
                                                                  ========

Micro-Cap Portfolio:
     ($21,445,872 divided by 1,401,019 shares outstanding)                        $  15.31
                                                                                  ========

Mid-Cap Portfolio:
     ($5,106,940 divided by 618,869 shares outstanding)                                          $   8.25
                                                                                                 ========

                 See accompanying notes to financial statements

                               THE OBERWEIS FUNDS

                             Statement of Operations
                 Six Months Ended June 30, 2002 (in thousands)

                                                                  Emerging Growth     Micro-Cap         Mid-Cap
                                                                     Portfolio        Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                        $         4        $        8       $       --
   Dividends                                                                 9                14                4
                                                                   -----------        ----------       ----------
     Total Investment Income                                                13                22                4
                                                                   -----------        ----------       ----------

Expenses:
   Investment advisory fees                                                151                86               12
   Management fees                                                         139                57               12
   Distribution fees                                                        87                36                7
   Transfer agent fees and expenses                                         55                31               15
   Custodian fees and expenses                                              31                24               12
   Professional fees                                                        29                12                3
   Shareholder reports                                                      15                 5                2
   Federal and state registration fees                                      13                11                9
   Trustees' fees                                                            5                 1                1
   Insurance                                                                 5                 2                1
   Miscellaneous                                                             1                 1               --
                                                                   -----------        ----------       ----------
     Total Expenses                                                        531               266               74
                                                                   -----------        ----------       ----------

Net Investment Loss Before Earnings Credits                               (518)             (244)             (70)
   Expense reimbursement and earnings credits                                4                 2               15
                                                                   -----------        ----------       ----------
Net Investment Loss                                                       (514)             (242)             (55)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments                                  5,209             4,598             (344)
Net realized gain from covered call options written                        300                54               --
                                                                   -----------        ----------       ----------
   Total net realized gain (loss)                                        5,509             4,652             (344)
Decrease in net unrealized appreciation of investments                 (17,225)           (7,890)          (1,193)
                                                                   -----------        ----------       ----------
Net realized and unrealized loss on investments                        (11,716)           (3,238)          (1,537)
                                                                   -----------        ----------       ----------
Net decrease in net assets resulting from operations               $   (12,230)       $   (3,480)      $   (1,592)
                                                                   ===========        ==========       ==========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

--------------------------------------------------------------------------------------------------------------------
                                                                                      Emerging Growth Portfolio
                                                                                  ----------------------------------
                                                                                  Six Months Ended       Year Ended
                                                                                  ----------------------------------
                                                                                  June 30, 2002         December 31,
From Operations:
     Net investment loss                                                            $      (514)         $   (1,193)
     Net realized gain (loss) on investments                                              5,509              (8,576)
     Increase (decrease) in net unrealized appreciation of investments                  (17,225)              9,511
                                                                                    -----------          ----------
     Net decrease in net assets resulting from operations                               (12,230)               (258)
                                                                                    -----------          ----------

From Capital Share Transactions:
     Net proceeds from sale of shares                                                    13,281              31,810
     Redemption of shares                                                               (17,531)            (36,181)
                                                                                    -----------          ----------
Net decrease from capital share transactions                                             (4,250)             (4,371)
                                                                                    -----------          ----------
     Total decrease in net assets                                                       (16,480)             (4,629)

Net Assets:
   Beginning of period                                                                   79,014              83,643
                                                                                    -----------          ----------
     End of period                                                                  $    62,534          $   79,014
                                                                                    ===========          ==========

Transactions in Shares:
     Shares sold                                                                            686               1,488
     Less shares redeemed                                                                  (916)             (1,724)
                                                                                    -----------          ----------
     Net decrease from capital share transactions                                          (230)               (236)
                                                                                    ===========          ==========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

----------------------------------------------------------------------------------------------------------------
                                                                                    Micro-Cap Portfolio
                                                                           -------------------------------------
                                                                           Six Months Ended      Year Ended
                                                                             June 30, 2002     December 31, 2001
                                                                           -------------------------------------
From Operations:
     Net investment loss                                                      $       (242)        $     (426)
     Net realized gain (loss) on investments                                         4,652             (1,801)
     Increase (decrease) in net unrealized appreciation of investments              (7,890)             8,492
                                                                              ------------         ----------
     Net increase (decrease) in net assets resulting from operations                (3,480)             6,265
                                                                              ------------         ----------

From Capital Share Transactions:
     Net proceeds from sale of shares                                               11,916             54,301
     Redemption of shares                                                          (34,807)           (33,240)
                                                                              ------------         ----------
     Net increase (decrease) from capital share transactions                       (22,891)            21,061
                                                                              ------------         ----------
     Total increase (decrease) in net assets                                       (26,371)            27,326

Net Assets:
     Beginning of period                                                            47,817             20,491
                                                                              ------------         ----------
     End of period                                                            $     21,446         $   47,817
                                                                              ============         ==========

Transactions in Shares:
     Shares sold                                                                       723              3,538
     Less shares redeemed                                                           (2,174)            (2,199)
                                                                              ------------         ----------
     Net increase (decrease) from capital share transactions                        (1,451)             1,339
                                                                              ============         ==========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

               Statements of Changes in Net Assets (in thousands)

---------------------------------------------------------------------------------------------------------------------
                                                                                          Mid-Cap Portfolio
                                                                              ---------------------------------------
                                                                              Six Months Ended         Year Ended
                                                                              June 30, 2002         December 31, 2001
                                                                              ---------------------------------------
From Operations:
     Net investment loss                                                        $     (55)             $      (147)
     Net realized loss on investments                                                (344)                 ( 2,234)
     Decrease in net unrealized appreciation of investments                        (1,193)                  (2,169)
                                                                                ---------              -----------
     Net decrease in net assets resulting from operations                          (1,592)                  (4,550)
                                                                                ---------              -----------

From Capital Share Transactions:
     Net proceeds from sale of shares                                                 524                    3,315
     Redemption of shares                                                            (274)                  (4,624)
                                                                                ---------              -----------
     Net increase (decrease) from capital share transactions                          250                   (1,309)
                                                                                ---------              -----------
     Total decrease in net assets                                                  (1,342)                  (5,859)

Net Assets:
     Beginning of period                                                            6,449                   12,308
                                                                                ---------              -----------
     End of period                                                              $   5,107              $     6,449
                                                                                =========              ===========

Transactions in Shares:
     Shares sold                                                                       51                      235
     Less shares redeemed                                                             (28)                    (358)
                                                                                ---------              -----------
     Net increase (decrease) from capital share transactions                           23                     (123)
                                                                                =========              ===========

                See accompanying notes to financial statements.

                               THE OBERWEIS FUNDS

                          Notes to Financial Statements
                                  June 30, 2002

1. Significant Accounting Policies
Description of business. The Oberweis Funds (the "Trust") is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous portfolios under various trading strategies. The Trust consists of three portfolios: the Oberweis Emerging Growth Portfolio, the Oberweis Micro-Cap Portfolio, and the Oberweis Mid-Cap Portfolio (collectively, the Funds).

Investment valuation. Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day's bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of trading on the Chicago Board Options Exchange (CBOE). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized costs.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the later of the close of the New York Stock Exchange or the CBOE by dividing the total value of each Fund's investments and other assets, less liabilities, by the number of each Fund's shares outstanding.

Investment transactions and investment income. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

Federal income taxes and dividends to shareholders. The Funds have complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. Dividends payable to its shareholders are recorded by each Fund on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles. As of December 31, 2001, the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios had federal income tax capital loss carryforwards of $8,690,548, $2,253,692 and $2,042,858, respectively, expiring in 2009. As of December 31, 2001 the components of accumulated realized losses on a tax basis were $8,690,548, $2,253,692 and $2,042,858 for the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios, respectively. The difference between the book basis and tax basis of accumulated net realized loss on investments is attributable to $0, $162,166 and $275,345 of post October 2001 capital losses from the Emerging Growth, Micro-Cap, and Mid-Cap Portfolios, respectively.

Use of estimates. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. ("OAM") as the Funds' investment adviser and manager. Oberweis Securities, Inc. ("Oberweis Securities"), an affiliate of OAM, is the Funds' principal distributor.

Investment advisory agreement. For investment advisory services, the Emerging Growth Portfolio paid monthly investment advisory fees at an annual rate equal to .45% of the first $50,000,000 of average daily net assets and .40% of average daily net assets in excess of $50,000,000. The Micro-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Mid-Cap Portfolio paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred investment advisory fees totaling $151,000, $86,000, and $12,000, respectively.

Management agreement. For management services and facilities furnished, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the period ended June 30, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred management fees totaling $139,000, $57,000 and $12,000, respectively.

Expense reimbursement. OAM is obligated to reduce its management fees or reimburse the Funds to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund's average daily net assets: 2% of the first $25,000,000; plus 1.8% of the next $25,000,000; plus 1.6% of average daily net assets in excess of $50,000,000. OAM reimbursed the Mid-Cap Portfolio $14,000 for the period ended June 30, 2002.

Officers and trustees. Certain officers or trustees of the Funds are also officers or directors of OAM and Oberweis Securities. During the period ended June 30, 2002, the Funds made no direct payments to its officers and paid $7,000 to its unaffiliated trustees.

Distribution and shareholder service expense. The Funds have a distribution and shareholder services agreement with Oberweis Securities. For services under the distribution and shareholder servicing agreement, the Funds pay Oberweis Securities a fee at the annual rate of .25% of the average daily net assets and reimbursement for certain out-of-pocket expenses. For the period ended June 30, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio incurred distribution fees totaling $87,000, $36,000 and $7,000, respectively.

Commissions. The Funds pay Oberweis Securities for executing some of each Fund's agency security transactions at competitive rates, typically $.03 per share. For the period ended June 30, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio, and Mid-Cap Portfolio paid commissions of $5,000, $1,000 and $0, respectively to Oberweis Securities.

3. Investment transactions
The cost of securities purchased and proceeds from securities sold during the period ended June 30, 2002, other than options written and money market investments, aggregated $30,483,000 and $29,635,000, respectively, for the Emerging Growth Portfolio, $7,972,000 and $23,127,000, respectively, for the Micro-Cap Portfolio, and $1,626,000 and $1,860,000, respectively, for the Mid-Cap Portfolio.

Transactions in options written for the period ended June 30, 2002 were as follows:

                                                   Emerging Growth              Micro-Cap              Mid-Cap
                                                      Portfolio                 Portfolio              Portfolio
                                               ------------------------   ---------------------  -------------------
                                                 Number                     Number                Number
                                                  of          Premiums        of      Premiums      of       Premiums
                                               Contracts      Received    Contracts   Received   Contracts   Received
                                               ------------------------   ---------------------  -------------------
Options outstanding at beginning of period        1,890     $   203,000       225     $  26,000          0   $     0
Options written                                   2,080         149,000       420        36,000         --        --
Options expired                                  (2,585)       (230,000)     (325)      (36,000)        --        --
Options closed                                     (150)        (23,000)     (120)      (12,000)        --        --
Options assigned                                   (835)        (72,000)     (100)       (8,000)        --        --
                                               ------------------------   ---------------------  -------------------
Options outstanding at end of period                400     $    27,000       100     $   6,000          0   $     0

The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund.

4. Redemption fee
A .25% redemption fee is charged on redemptions from the Micro-Cap and Mid-Cap Portfolios. The redemption fee is retained by the Funds and is intended to reimburse the Funds for the expense they incur in connection with shareholder redemptions. Redemption fees received by the Micro-Cap and Mid-Cap Portfolios were $89,000 and $1,000, respectively, for the period ended June 30, 2002, and were recorded as a reduction of shares redeemed in the statements of changes in net assets.

5. Earnings credits and interest charges
The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Funds total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the period ended June 30, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio received credits of $4,000, $2,000 and $1,000, respectively. During the period ended June 30, 2002, the Emerging Growth Portfolio, Micro-Cap Portfolio and the Mid-Cap Portfolio incurred interest charges of $1,000, $5,000 and $0, respectively, which is included in custodian fees and expenses in the statement of operations.

                              FINANCIAL HIGHLIGHTS

  Per share income and capital changes for a share outstanding throughout each period is as follows :

                                                                                  Emerging Growth Portfolio
                                                           ------------------------------------------------------------------
                                                           Six Months Ended             Years ended December 31,
                                                             June 30, 2002      2001        2000        1999          1998
                                                           ------------------------------------------------------------------
Net asset value at beginning of period                      $   21.29        $   21.19   $   36.15    $   23.60     $  25.71
Income (loss) from investment operations:
Net investment loss /(a)/                                        (.14)            (.31)       (.48)        (.41)        (.33)
Net realized and unrealized gain (loss) on investments          (3.19)             .41       (1.37)       12.96         (.63
                                                            ---------        ---------   ---------    ---------     --------
Total from investment operations                                (3.33)             .10       (1.85)       12.55         (.96)
Less distributions:
Distribution from net realized gains on investments                --               --      (13.11)          --        (1.15)
                                                            ---------        ---------   ---------    ---------     --------
Net asset value at end of period                            $   17.96        $   21.29   $   21.19    $   36.15     $  23.60
                                                            =========        =========   =========    =========     ========
Total Return (%)                                                (15.6)/(c)/        0.5       (10.7)        53.2         (3.1)
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                  $  62,534        $  79,014   $  83,643    $ 105,128     $ 93,115
Ratio of expenses to average net assets (%)                      1.53/(b)/        1.65        1.42         1.59         1.55
Ratio of net investment loss to average net assets (%)          (1.48)/(b)/      (1.51)      (1.27)       (1.56)       (1.37)
Portfolio turnover rate (%)/(b)/                                  85                66          73           63           49
Average commission rate paid                                $  .0315         $   .0336   $   .0342    $   .0305     $  .0280

___________
Notes:

(a) The net investment loss per share data was determined using average shares outstanding during the period.
(b) Annualized
(c) Not annualized

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                        Micro-Cap Portfolio
                                                        ---------------------------------------------------------------------
                                                        Six Months Ended              Years ended December 31,
                                                         June 30, 2002        2001        2000          1999           1998
                                                        ---------------------------------------------------------------------
Net asset value at beginning of period                  $    16.77        $    13.54   $   16.94     $   14.18      $   13.59
Income (loss) from investment operations:
Net investment loss (a)                                       (.13)             (.24)       (.33)         (.28)          (.24)
Net realized and unrealized gain (loss) on investments       (1.33)             3.47        (.74)         3.04            .83
                                                        ----------        ----------   ---------     ---------      ---------
Total from investment operations                             (1.46)             3.23       (1.07)         2.76            .59
Less distributions:
Distribution from net realized gains on investments             --                --       (2.33)           --             --
                                                        ----------        ----------   ---------     ---------      ---------
Net asset value at end of period                        $    15.31        $    16.77   $   13.54     $   16.94      $   14.18
                                                        ==========        ==========   =========     =========      =========

Total Return (%)                                              (8.7)/(d)/        23.9        (8.0)         19.5            4.3
Ratio/Supplemental Data
Net Assets at end of period (in thousands)              $   21,446        $   47,817   $  20,491     $  21,301      $  28,290
Ratio of expenses to average net assets (%)                   1.86/(c)/         1.98        1.96          2.00/(b)/      1.99/(b)/
Ratio of net investment loss to average net assets (%)       (1.69)/(c)/       (1.59)      (1.79)        (1.98)         (1.83)
Portfolio turnover rate (%)(c)                                  55                82          79            46             41
Average commission rate paid                            $    .0326        $    .0307   $   .0271     $   .0328      $   .0288

___________
Notes:

/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Net of expense reimbursement from related parties. The expense ratio would have been 2.17% and 2.06% for 1999 and 1998, before expense reimbursement and earnings credits.
/(c)/ Annualized.
/(d)/ Not annualized.

                              FINANCIAL HIGHLIGHTS

   Per share income and capital changes for a share outstanding throughout the period is as follows:

                                                                                            Mid-Cap Portfolio
                                                       -----------------------------------------------------------------------------
                                                       Six Months Ended                  Years ended December 31,
                                                         June 30, 2002         2001           2000       1999            1998
                                                       -----------------------------------------------------------------------------
Net asset value at beginning of period                    $  10.83           $ 17.12        $  24.29   $   12.86       $  10.51
Income (loss) from investment operations:
Net investment loss /(a)/                                     (.09)             (.21)           (.46)       (.31)          (.21)
Net realized and unrealized gain (loss) on investments       (2.49)            (6.08)          (2.27)      14.22           2.56
                                                          --------           -------        --------   ---------       --------
Total from investment operations                             (2.58)            (6.29)          (2.73)      13.91           2.35
Less distributions:
Distribution from net realized gains on investments             --                --           (4.44)      (2.48)            --
                                                          --------           --------       --------   ---------       --------

Net asset value at end of period                          $   8.25           $  10.83       $  17.12   $   24.29       $  12.86
                                                          ========           ========       ========   =========       ========
Total Return (%)                                             (23.8)/(d)/        (36.7)         (13.1)      112.7           22.4
Ratio/Supplemental Data
Net Assets at end of period (in thousands)                $  5,107           $  6,449       $ 12,308   $  14,085       $  6,916
Ratio of expenses to average net assets (%)                   2.00/(b)(c)/       2.00/(b)/      1.86        2.00/(b)/      2.00/(b)/
Ratio of net investment loss to average net assets (%)       (1.86)/(c)/        (1.75)         (1.78)      (1.93)          (1.94)
Portfolio turnover rate (%)/(c)/                                56                115             97         153              72
Average commission rate paid                              $  .0307           $  .0312       $  .0269   $   .0345       $   .0305

__________
Notes:
/(a)/ The net investment loss per share data was determined using average shares outstanding during the period.
/(b)/ Net of expense reimbursement from related parties. The expense ratios would have been 2.49%, 2.60%, 2.43%, and 2.61%, for the period ended June 30, 2002, and December 31, 2001, 1999, and 1998, respectively, before expense reimbursement and earnings credits.
/(c)/ Annualized.
/(d)/ Not annualized.

Trustees and Officers
James D. Oberweis                       Thomas J. Burke
Trustee and President                   Trustee

Douglas P. Hoffmeyer                    Edward F. Streit         [LOGO] The
Trustee                                 Trustee                         Oberweis
                                                                        Funds
Patrick B. Joyce                        Martin L. Yokosawa
Executive Vice President                Senior Vice President
Treasurer

James W. Oberweis                       Steven J. LeMire
Senior Vice President                   Vice President
                                        Secretary

Manager and Investment Advisor
Oberweis Asset Management, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-800-323-6166
www.oberweis.net

Distributor
Oberweis Securities, Inc.
951 Ice Cream Dr., North Aurora, IL 60542
1-630-801-6000
www.oberweis.net

Custodian
UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent
UMB Fund Services, Inc.
P.O. Box 711, Milwaukee, WI 53201-0711
1-800-245-7311

Counsel
Vedder, Price, Kaufman & Kammholz
222 North LaSalle Street, Chicago, IL 60601


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    [LOGO]    The Oberweis Funds                                June 30, 2002
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